Restatement of Previously Issued Financial Statements (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues
Officers and Directors compensation	$ 1,976,515	$ 172,702	$ 2,240,535	$ 623,294	$ 2,559,580	$ 1,259,177
Consulting fees	1,414,848	95,980	1,745,904	328,872	1,557,103	804,885
Other operating expenses					996,558
Total operating expenses					5,113,241
Operating loss	(3,689,287)	(438,867)	(4,963,778)	(1,591,211)	(5,113,241)	(2,630,555)
Other expense	(31,143)	(26,566)	(73,643)	(76,971)	(101,388)	(45,406)
Net loss	(3,720,430)	(465,433)	(5,037,421)	(1,668,182)	(5,214,629)	(2,675,961)
Add net loss attributable to noncontrolling interests in Omagine LLC	24,752	9,082	102,160	38,405	53,669	35,371
Net loss attributable to Omagine, Inc.	$ (3,695,678)	$ (456,351)	$ (4,935,261)	$ (1,629,777)	$ (5,160,960)	$ (2,640,590)
Loss per share - basic and diluted	$ (0.21)	$ (0.03)	$ (0.29)	$ (0.10)	$ (0.32)	$ (0.18)
Weighted average number of shares outstanding - basic and diluted	17,417,560	16,064,928	17,240,703	15,862,554	16,273,965	14,798,406
As Previously Reported [Member]
Revenues
Officers and Directors compensation					$ 3,510,780
Consulting fees					2,217,203
Other operating expenses					996,558
Total operating expenses					6,724,541
Operating loss					(6,724,541)
Other expense					(101,388)
Net loss					(6,825,929)
Add net loss attributable to noncontrolling interests in Omagine LLC					(53,669)
Net loss attributable to Omagine, Inc.					$ (6,772,260)
Loss per share - basic and diluted					$ (0.42)
Weighted average number of shares outstanding - basic and diluted					16,273,965
Restatement Adjustment [Member]
Revenues
Officers and Directors compensation					$ (951,200)
Consulting fees					$ (660,100)
Other operating expenses
Total operating expenses					$ (1,611,300)
Operating loss					$ 1,611,300
Other expense
Net loss					$ 1,611,300
Add net loss attributable to noncontrolling interests in Omagine LLC
Net loss attributable to Omagine, Inc.					$ 1,611,300
Loss per share - basic and diluted					$ 0.1
Weighted average number of shares outstanding - basic and diluted